SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

22.                               SEGMENT INFORMATION

The Company’s Chief Operating Decision Maker (the “CODM”) continued to be identified as the Chief Executive Officer, who is responsible for decisions about allocating resources and assessing performance of the Company.

During 2013, the Company has incurred the following changes in its operations:

•                                          completed the corporate restructuring of the online games business, which originally was under Renren IVAS, by having its own management team and operating entities to meet with its business needs, and discrete financials of Game was prepared and reviewed by the Company’s CODM in 2013 and going forward;

•                                          as described in Note 4 and Note 5, Nuomi’s operation was treated as discontinued. As such, the segment information of Nuomi was excluded from the disclosure in this note.

The Company reevaluated its segments and concluded that it has two reportable segments as of December 31, 2013, namely Renren and Games.  The segment information for year 2011 and 2012 was retrospectively revised to reflect such changes as follows:

	Years ended December 31, 2011			Years ended December 31, 2012			Year ended December 31, 2013
	Renren	Games	Total	Renren	Games	Total	Renren	Games	Total

Net revenues	$69,608	$41,902	$111,510	$70,180	$89,455	$159,635	$71,218	$85,473	$156,691
Cost of revenues	(10,784)	(14,810)	(25,594)	(39,960)	(25,103)	(65,063)	(45,452)	(23,244)	(68,696)
Operating expenses	(64,075)	(26,977)	(91,052)	(119,943)	(38,814)	(158,757)	(132,706)	(68,949)	(201,655)

Operating income (loss)	(5,251)	115	(5,136)	(89,723)	25,538	(64,185)	(106,940)	(6,720)	(113,660)
Net income (loss) from continuing operations	65,977	71	66,048	(73,257)	25,715	(47,542)	(33,043)	(6,644)	(39,687)
Net income (loss) from discontinued operations	(720)	—	(720)	(216)	—	(216)	131,706	—	131,706
Net income (loss)	$65,257	$71	$65,328	$(73,473)	$25,715	$(47,758)	$98,663	$(6,644)	$92,019

Total Assets				$1,104,989	$72,953	$1,177,942	$1,344,327	$41,359	$1,385,686

Majority of the Company’s revenue for the years ended December 31, 2012 and 2013 was generated from the PRC. Game has recognized revenue of $2,004 and $2,368 from overseas game entities for the years ended December 31, 2012 and 2013.

As of December 31, 2012 and 2013, respectively, substantially all of long-lived assets of the Company are located in the PRC.